Segment Information and Revenue Analysis (Tables)	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of revenues by domestic and overseas
	For the years ended June 30,
	2021	2020	2019
Mainland China	$112,511,341	$78,840,635	$60,398,820
Singapore	9,613,026	7,369,345	2,525,489
Hong Kong	3,728,039	3,071,857	1,961,763
Malaysia	148,128	125,748	-
United States	34,740	-	-
Japan	26,419	5,394	-
Australia	-	2,167	46,865
India	-	652	-
Total	$126,061,693	$89,415,798	$64,932,937

Schedule of revenues by service lines
	For the years ended June 30,
	2021	2020	2019
IT consulting service	$122,273,395	$87,136,754	$61,755,355
Customized IT solution service	3,130,646	1,844,892	3,041,482
Other	657,652	434,152	136,100
Total	$126,061,693	$89,415,798	$64,932,937